UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 51.2%
Consumer Discretionary 14.1%
AAC Group Holding Corp., 12.75%, 10/1/2012 (PIK) (b)	171,369	193,219
Affinia Group, Inc., 9.0%, 11/30/2014	345,000	346,725
AMC Entertainment, Inc., 8.0%, 3/1/2014	525,000	538,125
American Achievement Corp., 8.25%, 4/1/2012	105,000	108,413
American Media Operations, Inc., Series B, 10.25%, 5/1/2009	135,000	128,925
Asbury Automotive Group, Inc., 8.0%, 3/15/2014	105,000	107,231
Buffets, Inc., 12.5%, 11/1/2014	135,000	141,750

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)	205,000	210,894
Cablevision Systems Corp., Series B, 9.87% **, 4/1/2009	115,000	122,475
Caesars Entertainment, Inc., 8.875%, 9/15/2008	240,000	251,100
Charter Communications Holdings LLC:
8.625%, 4/1/2009	15,000	14,850
9.625%, 11/15/2009 (b)	15,000	14,925
10.25%, 9/15/2010	1,060,000	1,115,650
Series B, 10.25%, 9/15/2010	320,000	336,000
11.0%, 10/1/2015	981,000	1,020,240
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	250,000	210,000
CSC Holdings, Inc.:
7.25%, 7/15/2008	190,000	192,375
7.875%, 12/15/2007	555,000	561,937
Series B, 8.125%, 7/15/2009	65,000	67,275
Series B, 8.125%, 8/15/2009	70,000	72,450
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	65,000	69,225
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,781,000	1,952,421
EchoStar DBS Corp.:
6.625%, 10/1/2014	295,000	297,950
7.125%, 2/1/2016	225,000	232,594
Foot Locker, Inc., 8.5%, 1/15/2022	70,000	71,750
Ford Motor Co., 7.45%, 7/16/2031 (b)	205,000	164,513
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	750,000	689,062
General Motors Corp.:
7.2%, 1/15/2011	510,000	497,250
7.4%, 9/1/2025 (b)	190,000	160,075
8.375%, 7/15/2033 (b)	685,000	635,337
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,190,000	1,306,025
Gregg Appliances, Inc., 9.0%, 2/1/2013	125,000	130,000
Group 1 Automotive, Inc., 8.25%, 8/15/2013	105,000	108,675
Hanesbrands, Inc., 144A, 8.735% **, 12/15/2014	175,000	178,937
Hertz Corp.:
8.875%, 1/1/2014	485,000	522,587
10.5%, 1/1/2016 (b)	115,000	131,100
Idearc, Inc., 144A, 8.0%, 11/15/2016	1,020,000	1,048,050
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013	195,000	203,775
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	680,000	664,700
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	360,000	378,000
Jarden Corp., 7.5%, 5/1/2017	240,000	243,300
Lear Corp., Series B, 8.75%, 12/1/2016	170,000	163,838
Levi Strauss & Co., 10.11% **, 4/1/2012 (b)	20,000	20,425

Liberty Media Corp.:
5.7%, 5/15/2013	35,000	33,529
8.25%, 2/1/2030 (b)	260,000	265,615
8.5%, 7/15/2029	345,000	359,422
Majestic Star Casino LLC, 9.5%, 10/15/2010	40,000	42,100
Mediacom Broadband LLC, 8.5%, 10/15/2015	20,000	20,350
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	105,000	110,250
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	165,000	165,000
11.0%, 6/15/2012 (b)	75,000	70,125
MGM MIRAGE:
6.75%, 9/1/2012	90,000	89,775
8.375%, 2/1/2011	185,000	194,250
9.75%, 6/1/2007	325,000	327,844
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	345,000	361,387
NCL Corp., 10.625%, 7/15/2014	75,000	76,313
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	550,000	497,750
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	215,000	228,437
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	105,000	114,975

Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,265,000	1,321,925
PRIMEDIA, Inc., 8.875%, 5/15/2011		210,000	215,775
Quiksilver, Inc., 6.875%, 4/15/2015		100,000	97,500
Reader’s Digest Association, Inc., 144A, 9.0%, 2/15/2017		290,000	290,000
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,225,000	1,280,125
Rite Aid Corp., 7.5%, 3/1/2017		340,000	337,450
Seminole Hard Rock Entertainment, Inc., 144A, 7.848% **, 3/15/2014 (f)		245,000	245,000
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10% to 12/15/2014		240,000	199,200
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		250,000	257,500
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		465,000	469,650
Six Flags, Inc., 9.75%, 4/15/2013		295,000	289,100
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		105,000	109,200
Station Casinos, Inc., 6.5%, 2/1/2014		275,000	255,062
TDS Investor Corp., 144A, 9.994% **, 9/1/2014		105,000	108,413
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		210,000	222,600
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		515,000	515,000
TRW Automotive, Inc.:
11.0%, 2/15/2013 (b)		900,000	986,625
11.75%, 2/15/2013	EUR	160,000	235,027
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016		515,000	524,012
9.625%, 3/15/2012		850,000	890,910
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		145,000	147,538
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		865,000	873,650
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		1,265,000	1,189,100

			29,641,632
Consumer Staples 1.8%
Del Laboratories, Inc., 8.0%, 2/1/2012		180,000	171,450
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	70,517
9.0%, 4/15/2031		930,000	1,117,162
GNC Parent Corp., 144A, 12.14% **, 12/1/2011 (PIK)		240,000	248,400
Harry & David Holdings, Inc., 10.369% **, 3/1/2012		200,000	203,500
North Atlantic Trading Co., 9.25%, 3/1/2012		450,000	410,625
Pilgrim’s Pride Corp., 7.625%, 5/1/2015		90,000	88,875
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		335,000	346,725
Sbarro, Inc., 144A, 10.375%, 2/1/2015		120,000	125,100
Viskase Co., Inc., 11.5%, 6/15/2011		1,015,000	1,025,150

			3,807,504
Energy 4.7%
Belden & Blake Corp., 8.75%, 7/15/2012		890,000	912,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		245,000	244,388
Chesapeake Energy Corp.:
6.25%, 1/15/2018		225,000	221,625
6.875%, 1/15/2016		650,000	658,125
7.75%, 1/15/2015 (b)		90,000	93,825
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016		305,000	311,862
Delta Petroleum Corp., 7.0%, 4/1/2015		540,000	494,100
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		545,000	539,550
8.375%, 5/1/2016		435,000	465,450
El Paso Production Holding Corp., 7.75%, 6/1/2013		375,000	391,875
Frontier Oil Corp., 6.625%, 10/1/2011		145,000	144,275
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		240,000	230,400
Peabody Energy Corp., 7.375%, 11/1/2016		135,000	141,075
Quicksilver Resources, Inc., 7.125%, 4/1/2016		130,000	127,400
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		100,000	100,000
144A, 7.5%, 11/30/2016		165,000	165,000

Southern Natural Gas, 8.875%, 3/15/2010	770,000	804,173
Stone Energy Corp.:
6.75%, 12/15/2014	585,000	549,900
144A, 8.11% **, 7/15/2010	595,000	595,744
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	175,000	206,334
Transmeridian Exploration, Inc., 12.0%, 12/15/2010 (b)	330,000	325,875
Williams Companies, Inc.:
8.125%, 3/15/2012	1,250,000	1,356,250
8.75%, 3/15/2032	570,000	652,650
Williams Partners LP, 144A, 7.25%, 2/1/2017	170,000	178,500

		9,910,626
Financials 7.1%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	225,000	241,322
Ashton Woods USA LLC, 9.5%, 10/1/2015	535,000	513,600
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	70,000	77,788
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	105,000	108,413
E*TRADE Financial Corp.:
7.375%, 9/15/2013	180,000	187,200
7.875%, 12/1/2015	140,000	150,150
8.0%, 6/15/2011	295,000	309,012
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,325,000	1,303,399
7.375%, 10/28/2009	2,550,000	2,569,140
7.875%, 6/15/2010	645,000	656,110
8.0%, 12/15/2016	100,000	98,717
8.11% **, 1/13/2012	165,000	165,890
GMAC LLC:
6.875%, 9/15/2011	2,795,000	2,828,548
8.0%, 11/1/2031	1,225,000	1,350,770
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	135,000	143,100
iPayment, Inc., 9.75%, 5/15/2014	180,000	184,500
K&F Acquisition, Inc., 7.75%, 11/15/2014	70,000	72,275
PGS Solutions, Inc., 144A, 9.625%, 2/15/2015	140,000	144,238
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	625,000	650,000
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	745,000	808,325
Seitel Acquisition Corp., 144A, 9.75%, 2/15/2014	340,000	345,100
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	295,000	278,775
UCI Holding Co., Inc., 144A, 12.365% **, 12/15/2013 (PIK)	205,000	209,613
Universal City Development, 11.75%, 4/1/2010	840,000	892,500
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	410,000	412,562
Yankee Acquisition Corp.:
144A, 8.5%, 2/15/2015	140,000	143,150
144A, 9.75%, 2/15/2017 (b)	55,000	56,375

		14,900,572
Health Care 1.3%
Cooper Companies, Inc., 144A, 7.125%, 2/15/2015	345,000	348,450
HCA, Inc.:
6.5%, 2/15/2016 (b)	180,000	154,350
144A, 9.125%, 11/15/2014	270,000	287,550
144A, 9.25%, 11/15/2016	600,000	642,750
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	430,000	480,525
144A, 11.354% **, 6/15/2014	70,000	77,700
Tenet Healthcare Corp., 9.25%, 2/1/2015	845,000	843,944

		2,835,269
Industrials 5.2%
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	245,000	259,700
Allied Security Escrow Corp., 11.375%, 7/15/2011	290,000	300,150
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	683,000	722,272

American Color Graphics, 10.0%, 6/15/2010	320,000	249,600
American Railcar Industries, Inc., 144A, 7.5%, 3/1/2014	190,000	193,325
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	210,000	218,137
144A, 8.86% **, 2/1/2015	105,000	108,413
Baldor Electric Co., 8.625%, 2/15/2017	175,000	183,969
Browning-Ferris Industries:
7.4%, 9/15/2035	555,000	531,412
9.25%, 5/1/2021	300,000	326,250
Case New Holland, Inc., 9.25%, 8/1/2011	185,000	195,175
Cenveo Corp., 7.875%, 12/1/2013	430,000	422,475
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	595,000	608,387
Congoleum Corp., 8.625%, 8/1/2008 *	395,000	361,425
DRS Technologies, Inc.:
6.625%, 2/1/2016	65,000	65,163
7.625%, 2/1/2018	485,000	499,550
Education Management LLC, 8.75%, 6/1/2014	170,000	178,925
Esco Corp.:
144A, 8.625%, 12/15/2013	340,000	359,550
144A, 9.235% **, 12/15/2013	250,000	260,000
Esterline Technologies Corp., 144A, 6.625%, 3/1/2017 (f)	175,000	175,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	70,000	69,300
Iron Mountain, Inc., 8.75%, 7/15/2018	130,000	138,775
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	575,000	534,750
8.875%, 4/1/2012 (b)	635,000	650,875
Kansas City Southern:
7.5%, 6/15/2009	135,000	138,038
9.5%, 10/1/2008	1,165,000	1,217,425
Millennium America, Inc., 9.25%, 6/15/2008	270,000	280,800
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	310,000	330,150
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013	100,000	107,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	70,000	78,400
RBS Global & Rexnord Corp., 144A, 9.5%, 8/1/2014	105,000	110,775
Ship Finance International Ltd., 8.5%, 12/15/2013	165,000	168,712
Titan International, Inc., 144A, 8.0%, 1/15/2012	510,000	520,200
TransDigm, Inc., 144A, 7.75%, 7/15/2014	105,000	107,888
United Rentals North America, Inc., 7.0%, 2/15/2014	175,000	175,875
Xerox Capital Trust I, 8.0%, 2/1/2027 (b)	120,000	122,550

		10,970,891
Information Technology 2.4%
Alion Science & Technology Corp., 144A, 10.25%, 2/1/2015	140,000	145,600
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	170,000	172,338
L-3 Communications Corp.:
5.875%, 1/15/2015	725,000	706,875
Series B, 6.375%, 10/15/2015	255,000	253,725
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,085,000	987,350
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	475,000	453,625
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	595,000	647,062
UGS Corp., 10.0%, 6/1/2012	560,000	613,200
Unisys Corp., 7.875%, 4/1/2008	990,000	990,000

		4,969,775
Materials 7.0%
ARCO Chemical Co., 9.8%, 2/1/2020	1,615,000	1,893,587
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	345,000	257,025
Chemtura Corp., 6.875%, 6/1/2016	320,000	310,400
Constar International, Inc., 11.0%, 12/1/2012 (b)	85,000	83,513
CPG International I, Inc.:
10.5%, 7/1/2013	585,000	612,787
12.117% **, 7/1/2012	215,000	221,450

Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	665,000	581,875
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014 (b)	190,000	166,250
Equistar Chemical Funding, 10.625%, 5/1/2011	405,000	428,287
Exopack Holding Corp., 11.25%, 2/1/2014	550,000	594,000
GEO Specialty Chemicals, Inc., 144A, 13.36% **, 12/31/2009	1,004,000	828,300
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	120,000	120,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	175,000	176,750
Hexcel Corp., 6.75%, 2/1/2015	700,000	694,750
Huntsman LLC, 11.625%, 10/15/2010	855,000	927,675
International Coal Group, Inc., 10.25%, 7/15/2014	225,000	227,531
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	465,000	390,600
Lyondell Chemical Co., 10.5%, 6/1/2013	115,000	125,925
Massey Energy Co.:
6.625%, 11/15/2010	410,000	415,125
6.875%, 12/15/2013	235,000	225,600
Metals USA Holding Corp., 144A, 11.365% **, 1/15/2012 (PIK)	210,000	205,800
Momentive Performance, 144A, 9.75%, 12/1/2014	275,000	288,063
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	840,000	764,400
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	175,000	180,250
NewMarket Corp., 144A, 7.125%, 12/15/2016	410,000	411,025
OM Group, Inc., 9.25%, 12/15/2011 (b)	240,000	251,100
Omnova Solutions, Inc., 11.25%, 6/1/2010	920,000	983,250
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	580,115	8,702
Radnor Holdings Corp., 11.0%, 3/15/2010 *	90,000	450
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	142,000	149,810
Terra Capital, Inc., 144A, 7.0%, 2/1/2017	555,000	552,225
The Mosaic Co., 144A, 7.375%, 12/1/2014	310,000	320,075
TriMas Corp., 9.875%, 6/15/2012	445,000	442,775
United States Steel Corp., 9.75%, 5/15/2010	335,000	353,844
Witco Corp., 6.875%, 2/1/2026	140,000	121,100
Wolverine Tube, Inc., 10.5%, 4/1/2009	295,000	294,263

		14,608,562
Telecommunication Services 2.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011	255,000	271,256
Centennial Communications Corp., 10.0%, 1/1/2013	405,000	437,400
Cincinnati Bell, Inc.:
7.25%, 7/15/2013 (b)	685,000	710,687
8.375%, 1/15/2014 (b)	440,000	451,550
Dobson Cellular Systems, 9.875%, 11/1/2012	255,000	277,313
Dobson Communications Corp., 8.875%, 10/1/2013	245,000	252,656
Insight Midwest LP, 9.75%, 10/1/2009	96,000	97,680
Intelsat Corp., 144A, 9.0%, 6/15/2016	120,000	131,700
MasTec, Inc., 144A, 7.625%, 2/1/2017	240,000	241,800
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	255,000	267,750
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	980,000	1,014,125
Qwest Corp., 7.25%, 9/15/2025	485,000	501,369
Rural Cellular Corp., 9.875%, 2/1/2010	305,000	322,538
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	365,000	374,581
Ubiquitel Operating Co., 9.875%, 3/1/2011	220,000	236,748
US Unwired, Inc., Series B, 10.0%, 6/15/2012	385,000	421,210
Windstream Corp., 8.625%, 8/1/2016	20,000	21,900

		6,032,263
Utilities 4.7%
AES Corp., 144A, 8.75%, 5/15/2013	1,685,000	1,798,737
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,300,000	1,423,500
CMS Energy Corp., 8.5%, 4/15/2011	1,135,000	1,231,475
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	132,600
Mirant North America LLC, 7.375%, 12/31/2013	130,000	133,575

Mission Energy Holding Co., 13.5%, 7/15/2008	990,000	1,080,338
NRG Energy, Inc.:
7.25%, 2/1/2014	540,000	550,800
7.375%, 2/1/2016	1,110,000	1,132,200
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,385,000	1,511,381
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	360,000	368,100
Sierra Pacific Resources:
6.75%, 8/15/2017	385,000	392,137
8.625%, 3/15/2014 (b)	73,000	79,055

		9,833,898

Total Corporate Bonds (Cost $107,204,834)		107,510,992
Foreign Bonds - US$ Denominated 62.6%
Consumer Discretionary 1.3%
Dollarama Group LP, 144A, 11.12% **, 8/15/2012	175,000	176,750
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	210,000	213,150
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	615,000	651,900
Kabel Deutschland GmbH, 10.625%, 7/1/2014	150,000	167,250
Quebecor World, 144A, 9.75%, 1/15/2015	175,000	185,063
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	869,000	801,652
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	160,500
Vitro, SA de CV:
144A, 8.625%, 2/1/2012	70,000	70,700
144A, 9.125%, 2/1/2017	205,000	209,100
Series A, 11.75%, 11/1/2013	80,000	89,200

		2,725,265
Energy 3.9%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	205,000	212,175

Pemex Project Funding Master Trust:
7.375%, 12/15/2014	1,200,000	1,322,400
8.0%, 11/15/2011	1,800,000	1,977,300
9.5%, 9/15/2027	2,665,000	3,611,075
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	620,000	757,318
Secunda International Ltd., 13.36% **, 9/1/2012	295,000	307,537

		8,187,805
Financials 0.9%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,005,000	1,145,700
Doral Financial Corp., 6.19% **, 7/20/2007	275,000	264,004
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	200,000	187,500
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	200,000	188,000
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	135,000	135,844

		1,921,048
Health Care 0.3%
Biovail Corp., 7.875%, 4/1/2010	525,000	535,337
Industrials 1.0%
Bombardier, Inc.:
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014 (b)	100,000	104,500
Compagnie Generale de Geophysique-Veritas:
7.5%, 5/15/2015	75,000	76,500
7.75%, 5/15/2017	175,000	181,125
Kansas City Southern de Mexico:
144A, 7.625%, 12/1/2013	460,000	462,300
9.375%, 5/1/2012	435,000	466,537
12.5%, 6/15/2012	337,000	363,539
Navios Maritime Holdings, 144A, 9.5%, 12/15/2014 (b)	275,000	282,563

		2,036,564
Information Technology 0.1%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	320,000	322,400
Materials 1.1%
Cascades, Inc., 7.25%, 2/15/2013	504,000	509,040
ISPAT Inland ULC, 9.75%, 4/1/2014	641,000	721,378
Novelis, Inc., 7.25%, 2/15/2015	655,000	681,200
Rhodia SA, 8.875%, 6/1/2011	203,000	212,642
Tembec Industries, Inc., 8.625%, 6/30/2009	225,000	186,750

		2,311,010
Sovereign Bonds 50.5%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	3,750,000	4,815,750
Dominican Republic:
144A, 8.625%, 4/20/2027	460,000	533,600
Series REG S, 9.5%, 9/27/2011	1,432,691	1,535,128
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)	5,260,000	5,249,480
7.125%, 1/20/2037 (b)	1,760,000	1,909,600
7.875%, 3/7/2015	1,760,000	1,982,640
8.75%, 2/4/2025	710,000	894,600
8.875%, 10/14/2019 (b)	2,340,000	2,901,600
11.0%, 1/11/2012	1,780,000	2,182,280
11.0%, 8/17/2040 (b)	4,185,000	5,593,252
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	1,685,000	1,822,159
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	2,555,000	1,315,825
5.475% **, 8/3/2012 (PIK)	4,807,500	4,562,638
Republic of Colombia:
8.25%, 12/22/2014 (b)	690,000	783,150
10.0%, 1/23/2012	1,300,000	1,527,500
10.75%, 1/15/2013	780,000	965,250
Republic of El Salvador, 144A, 7.65%, 6/15/2035	3,780,000	4,290,300
Republic of Indonesia, 144A, 6.875%, 3/9/2017	2,615,000	2,745,750
Republic of Panama:
7.125%, 1/29/2026	2,005,000	2,170,413
9.375%, 1/16/2023	2,610,000	3,399,525
Republic of Peru, 7.35%, 7/21/2025	6,315,000	7,088,587
Republic of Philippines:
7.75%, 1/14/2031	490,000	551,863
8.0%, 1/15/2016	2,790,000	3,135,262
8.375%, 2/15/2011	780,000	846,300
9.375%, 1/18/2017	1,535,000	1,874,619
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (b)	660,000	623,700
Republic of Turkey:
6.875%, 3/17/2036 (b)	365,000	344,925
7.0%, 9/26/2016 (b)	5,260,000	5,328,906
7.25%, 3/15/2015	655,000	676,288
7.375%, 2/5/2025	2,065,000	2,106,300
8.0%, 2/14/2034	280,000	299,600
11.75%, 6/15/2010	4,495,000	5,276,006
Republic of Uruguay:
7.625%, 3/21/2036	615,000	669,120
8.0%, 11/18/2022	1,395,000	1,558,913
9.25%, 5/17/2017	1,825,000	2,226,500
Republic of Venezuela:
6.0%, 12/9/2020	2,410,000	2,181,050
7.65%, 4/21/2025	1,430,000	1,507,935

10.75%, 9/19/2013		3,560,000	4,325,400
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		7,295,000	8,267,423
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		2,580,000	2,360,003
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		2,250,000	2,407,500
United Mexican States:
5.625%, 1/15/2017		538,000	540,152
Series A, 6.75%, 9/27/2034		662,000	722,573

			106,099,365
Telecommunication Services 2.6%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		640,000	630,400
Digicel Group Ltd.:
144A, 8.875%, 1/15/2015 (b)		100,000	97,625
144A, 9.125%, 1/15/2015 (PIK) (b)		100,000	97,375
Embratel, Series B, 11.0%, 12/15/2008		78,000	84,630
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		100,000	101,250
Intelsat Bermuda Ltd.:
144A, 8.872% **, 1/15/2015		35,000	35,831
144A, 9.25%, 6/15/2016		105,000	116,025
144A, 11.25%, 6/15/2016		310,000	351,075
Intelsat Ltd., 5.25%, 11/1/2008		315,000	309,488
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		340,000	354,450
Millicom International Cellular SA, 10.0%, 12/1/2013		280,000	307,300
Mobifon Holdings BV, 12.5%, 7/31/2010		740,000	805,675
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011		635,000	679,450
144A, 10.125%, 7/15/2013		295,000	324,500
144A, 10.75%, 7/15/2016		235,000	262,025
Stratos Global Corp., 9.875%, 2/15/2013		265,000	265,000
Virgin Media Finance PLC, 8.75%, 4/15/2014		585,000	609,862

			5,431,961
Utilities 0.9%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		1,815,000	1,854,803

Total Foreign Bonds - US$ Denominated (Cost $126,029,202)			131,425,558
Foreign Bonds - Non US$ Denominated 5.7%
Consumer Discretionary 0.2%
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	150,000	197,014
Codere Finance Luxembourg SA, 144A, 8.25%, 6/15/2015	EUR	155,000	217,426

			414,440
Financials 0.2%
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	170,000	232,281
144A, 10.0%, 12/1/2016	EUR	105,000	151,284

			383,565
Materials 0.2%
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	140,000	174,385
Rhodia SA, 144A, 6.507% **, 10/15/2013	EUR	200,000	270,122

			444,507
Sovereign Bonds 4.9%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,093,869
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	8,855,000	2,562,472
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	860,000	1,089,144
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	716	308
7.82%, 12/31/2033 (PIK)	EUR	4,096,397	5,624,253

			10,370,046

Telecommunication Services 0.2%
BCM Ireland Preferred, 144A, 10.814% **, 2/15/2017 (PIK)	EUR	175,000	239,113
Hellas Telecom V, 144A, 7.257% **, 10/15/2012	EUR	100,000	135,312

			374,425

Total Foreign Bonds - Non US$ Denominated (Cost $10,854,258)			11,986,983
		Shares	Value ($)

Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	6,056
GEO Specialty Chemicals, Inc. 144A*		649	552

			6,608
Telecommunication Services 0.0%
IMPSAT Fiber Networks, Inc.*		4,393	40,613

Total Common Stocks (Cost $340,900)			47,221
Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*		350	0
Materials 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*		25	0

Total Warrants (Cost $0)			0
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75%, (PIK)		15	71,250
Series AI, 144A, 9.75%, (PIK)		3	14,250

Total Convertible Preferred Stocks (Cost $125,925)			85,500
		Principal Amount ($)(a)	Value ($)

Loan Participation 0.6%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012 (Cost $1,184,566)		1,215,000	1,183,410
		Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		400,000	348,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		615,000	399,750

Total Other Investments (Cost $962,767)			747,750
		Principal Amount ($)(a)	Value ($)

US Treasury Obligations 0.5%
US Treasury Note, 12.0%, 8/15/2013 (b) (Cost $1,446,406)		1,000,000	1,101,953
		Shares	Value ($)

Securities Lending Collateral 16.0%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $33,658,295)		33,658,295	33,658,295
Cash Equivalents 2.3%
Cash Management QP Trust, 5.31% (e) (Cost $4,768,009)		4,768,009	4,768,009

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $286,575,162)	139.3	292,515,671
Other Assets and Liabilities, Net	(14.2)	(29,708,394)
Notes Payable	(25.1)	(52,750,000)

Net Assets	100.0	210,057,277

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	395,000	USD	393,296	361,425
Grupo Iusacell SA de CV	10.0%	7/15/2004	100,000	USD	67,894	101,250
Oxford Automotive, Inc.	12.0%	10/15/2010	580,115	USD	59,714	8,702
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	USD	82,331	450
					603,235	471,827

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2007.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $32,994,914 which is 15.7% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	When-issued securities.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.
As of February 28, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
EUR	1,300,000	USD	1,697,345	3/13/2007	(24,001)
EUR	100,159	USD	130,223	5/11/2007	(2,720)
EUR	251,000	USD	328,175	5/11/2007	(4,980)
EUR	124,000	USD	161,960	5/11/2007	(2,627)
EUR	4,552,000	USD	5,943,319	3/13/2007	(84,039)
EUR	419,544	USD	545,474	5/11/2007	(11,392)
USD	653,381	IDR	5,945,769,000	3/13/2007	(2,253)
Total unrealized depreciation					(132,012)

Currency Abbreviations
ARS	Argentine Peso	IDR	Indonesian Rupiah
BRL	Brazilian Real	MYR	Malaysian Ringgit
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007